Federal Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal Income Taxes

Note 2 – Federal Income Taxes:

The Company has made no provision for income taxes because there have been no operations to date causing income for financial statements or tax purposes.

The Financial Accounting Standards Board (FASB) has issued Statement of Financial Accounting Standards Number 109 ("SFAS 109"). "Accounting for Income Taxes", which requires a change from the deferred method to the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

	September 30,
	2019	2018
Net operating loss carry-forwards	$1,088,955	$310,755
Valuation allowance	(1,088,955)	(310,755)
Net deferred tax assets	$-	$-

At September 30, 2019, the Company had net operating loss carry forwards of approximately $1,088,955.

The Company experienced a change in control during the 2018 calendar year and therefore no more than an insignificant portion of this net operating allowance will ever be used against future taxable income.

Note 2 – Federal Income Taxes:

The Company has made no provision for income taxes because there have been no operations to date causing income for financial statements or tax purposes.

The Financial Accounting Standards Board (FASB) has issued Statement of Financial Accounting Standards Number 109 (“SFAS 109”). “Accounting for Income Taxes”, which requires a change from the deferred method to the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

	December 31,
	2018	2017
Net operating loss carry-forwards	$651,191	$61,250
Valuation allowance	(651,191)	(61,250)
Net deferred tax assets	$-	$-

At December 31, 2018, the Company had net operating loss carry forwards of approximately $651,191.

The Company experienced a change in control during the year and therefore no more than an insignificant portion of this net operating allowance will ever be used against future taxable income.